Statements of Cash Flows (USD $)	5 Months Ended	12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (34,974)	$ (67,751)	$ (135,677)	$ (925,454)	$ (960,428)
Adjustments to reconcile net loss to net cash provided by operations
Depreciation and amortization			1,175	7,048	7,048
Amortization of debt discount		5,170	34,990	117,410	117,410
Common stock issued for payment of accounts payable	8,000				8,000
Common stock issued and subscribed for services			6,250	133,514	133,514
Common stock issued for accrued interest payable			6,250	18,706	18,706
Prepaid expenses			2,000
Accounts payable				237,500	237,500
Accrued interest	1,702	6,804	6,854	20,689	22,391
Accrued liabilities - other	25,000	41,729	19,956	91,019	116,019
Due to related party
Net cash used by operations	(272)	(14,048)	(64,452)	(299,840)	(299,840)
Cash flows used in investing activities
Acquisition of property and equipment				(7,048)	(7,048)
Cash flows used in investing activities				(7,048)	(7,048)
Proceeds from issuance of convertible notes payable				125,000	125,000
Proceeds from related party loans	230	400		400	630
Proceeds from issuance of convertible bridge notes payable			22,900	113,400	113,400
Proceeds from common stock issuance		7,500	39,750	67,875	67,875
Cash flows from financing activities	230	7,900	62,650	306,675	306,905
Increase in cash	(42)	(6,148)	(1,802)	59	17
Cash - Beginning	59	6,207	8,009
Cash - Ending	17	59	6,207	59	17
Interest paid				79	79
Income taxes paid
Common stock issued for repayment of notes payable			28,205	143,205	143,205
Common stock issued for payment of accounts payable	8,000				8,000
Common stock issued and subscribed for services					133,514
Common stock issued for accrued interest payable					18,706
Common stock issued for discount on convertible notes payable			$ 12,083	$ 59,416	$ 59,416